Stock-Based Compensation (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Number of Shares
Outstanding		1,793,745	991,183
Granted		2,536,968	955,199
Exercised		(4,601)	(657)
Forfeited		(322,760)	(150,130)
Expired		(4,027)	(1,850)
Outstanding		3,999,325	1,793,745
Vested (exercisable)		1,333,944
Expected to vest after (unexercisable)		2,665,381
Weighted-Average Exercise Price/Share
Outstanding		$ 4.56	$ 4.20
Granted		4.49	4.92
Exercised		2.47	3.24
Forfeited		4.37	4.56
Expired		5.55	27.48
Outstanding		4.44	$ 4.56
Vested (exercisable)		4.41
Expected to vest after (unexercisable)		$ 4.45
Weighted-Average Remaining Contractual Term (Years)
Outstanding		8 years 4 months 24 days
Vested (exercisable)		7 years 1 month 6 days
Expected to vest after (unexercisable)		3 years
Aggregated Intrinsic Value
Outstanding	[1]	$ 135,600
Vested (exercisable)	[1]	0
Expected to vest after (unexercisable)	[1]	$ 135,600

[1]	Aggregate intrinsic value represents the difference between the exercise price of the option and the closing market price of the common stock on March 31, 2016, which was $2.03 per share.